Goodwill and Other Intangible Assets - Changes in Goodwill and Other Intangible Assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Carrying amount, Intangible assets	¥ 6,486	¥ 1,851
LINE TV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets acquired	1,114
Gross carrying amount [member] | LINE TV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Carrying amount, Intangible assets	¥ 329
Domain Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining useful life	20 years	20 years	20 years
Domain Name [member] | LINE TV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets acquired	¥ 651
Domain Name [member] | Gross carrying amount [member] | LINE TV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Carrying amount, Intangible assets	646
Trademark and Patented Technology [Member] | Gatebox Inc [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets acquired	437
Trademark and Patented Technology [Member] | Gross carrying amount [member] | Gatebox Inc [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Carrying amount, Intangible assets	¥ 375
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining useful life	3 years	2 years